Loans, Borrowings, Leases obligations and other financial liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Loans Borrowings And Lease Liabilities [Abstract]
Schedule of Loans, Borrowings & Lease liabilities
Thousands of $ For the years ended December 31	2021	2020
Non-current loans and borrowings
Loans (*)	7,490	10,279
Convertible loans	161	0
Lease liabilities (**)	2,624	2,017
Total non-current loans and borrowings	10,275	12,296

Thousands of $ For the years ended December 31	2021	2020
Current loans and borrowings
Loans	4,170	2,818
Convertible loans	271	0
Lease liabilities	840	757
Total current loans and borrowings	5,281	3,575

Schedule of maturity of loans and borrowings
Thousands of $ For the years ended December 31	2021	2020
Loans (including convertible loan)
Within one year	4,780	3,644
Years two to five	9,283	11,736

Leases
Within one year	1,127	1,040
Years two to five	3,094	2,414

Schedule of financial instrument related to the initial drawdown fee
Thousands of $ For the years ended December 31	2021	2020
Other financial liabilities
Other non-current financial liabilities[1]	1,466	690
Other current financial liabilities	961	909
Total other financial liabilities	2,427	1,599

Schedule of cash and non-cash movements of loans and borrowings
Thousands of	Loans and Borrowings		Other financial liabilities
For the years ended December 31	2021	2020	2021	2020
Beginning balance	13,097	9,617	1,599	1,599
Cash movements
Loans and borrowings repaid[2]		(39)
Loans and borrowings received		2,316
Non-cash movements
Reclassification[3]	(773)		773
Effective interest rate adjustment	536	258	194	118
Foreign exchange rate impact / other	(768)	941	(59)
Fair value changes through profit and loss		4	(80)	(118)
Ending balance	12,092	13,097	2,427	1,599

Schedule of lease liabilities
Thousands of $	Lease liabilities
For the years ended December 31	2021	2020
Opening balance	2,774	1,385
Cash movements
Repayment of lease liabilities	(1,057)	(831)
Non-cash movements
Interest accretion	229	89
New leases	1,518	2,131
Closing balance	3,464	2,774